Capital risk management (Tables)	3 Months Ended
Mar. 31, 2023
Capital risk management
Schedule of financial instruments measured at fair value

March 31, 2023	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	10	—	10
Interest rate caps (note 16)	—	669	669
Embedded options within listed bonds (note 16)	—	3,740	3,740
Foreign exchange swaps (note 16)	—	(1,067)	(1,067)
	10	3,342	3,352

December 31, 2022	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	10	—	10
Interest rate caps (note 16)	—	821	821
Embedded options within listed bonds (note 16)	—	5,300	5,300
Foreign exchange swaps (note 16)	—	(1,393)	(1,393)
	10	4,728	4,738

Schedule of fair value estimation

	At March 31, 2023		At December 31, 2022
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 19)	3,455,983	3,270,520	3,344,402	3,116,193
	3,455,983	3,270,520	3,344,402	3,116,193